Shareholder Report, Line Graph (Details) 191165_Congress Large Cap Growth Fund_Retail Class_TSR Annual {Retail Class} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Sep. 18, 2017	Oct. 31, 2025
Retail Class
Account Value [Line Items]
Accumulated Value	$ 27,373	$ 20,521	$ 17,897	$ 22,915	$ 16,833	$ 13,466	$ 11,353	$ 10,314	$ 10,000	$ 32,432
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	25,728	18,641	16,925	19,821	13,869	12,641	11,057	10,301	10,000	$ 31,247
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Growth Total Return
Accumulated Value	$ 32,269	$ 22,446	$ 18,870	$ 25,025	$ 17,475	$ 13,523	$ 11,548	$ 10,431	$ 10,000	$ 42,119